INVESTMENT MANAGERS SERIES TRUST

235 W. Galena Street

Milwaukee, WI 53212

June 25, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Investment Managers Series Trust (the “Trust”) Registration Statement on Form N-14 (File No. 333-)

Ladies and Gentlemen:

We are filing the Trust’s Registration Statement under the Securities Act of 1933, as amended, on Form N-14, including exhibits thereto. The Combined Proxy Statement and Prospectus contained in this filing relate to the reorganization of the All Terrain Opportunity Fund, a series of Investment Managers Series Trust II, into the All Terrain Opportunity Fund, a separate series of the Trust.

Please contact me at (626) 385-5777 with your questions or comments regarding this Registration Statement.

Sincerely,

/s/ Diane J. Drake

Diane J. Drake

Secretary